UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 85.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.8%

Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$690	$741,750
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	770	818,125
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	85,100
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	4,660	5,102,700

		$6,747,675

Automotive & Auto Parts — 3.6%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,274	$1,399,808
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	1,065	1,120,913
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,862,080
Chrysler Group, LLC, 8.25%, 6/15/21	1,815	1,887,600
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,693,611
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,997,066
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,930,589
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,751,920
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,654,087
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,465,877
Meritor, Inc., Sr. Notes, 8.125%, 9/15/15	1,260	1,343,475
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	2,045	2,231,606
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	1,805	1,958,425
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,919,097
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	685	708,975

		$31,925,129

Banks and Thrifts — 1.4%

Ally Financial, Inc., Sr. Notes, 2.688%, 12/1/14(2)	$720	$683,522
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,227,461
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,300,995
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	4,548,250
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	1,730	1,805,843

		$12,566,071

Broadcasting — 0.9%

AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21(1)	$1,100	$1,234,750
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,028,869
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	1,370	1,303,212
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	3,575	4,062,094

		$7,628,925

Building Materials — 0.6%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,206,313
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,372,525

		$5,578,838

Cable / Satellite TV — 2.0%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$843,325
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,227,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	420	451,500
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	2,020	2,214,425
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	1,180	1,283,250
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	140,625
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,689,650
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	2,800	3,080,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,120,525
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	179,775
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,935,937

		$18,166,062

Capital Goods — 1.2%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,648,350
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,121,200
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	1,910	2,046,088
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	740	827,875
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,906,312

		$10,549,825

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Chemicals — 3.4%

Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$960	$1,030,800
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	869,400
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,192,100
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,442,900
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	1,994,125
Ineos Finance PLC, Sr. Notes, 7.50%, 5/1/20(1)	1,955	2,018,537
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	2,410	2,590,750
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	315	340,200
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	945,725
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19(1)	4,740	4,917,750
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24(1)	4,125	4,279,687
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	573,788
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	660	696,300
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	1,420	1,611,700
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	515	540,750
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	933,100

		$30,772,762

Consumer Products — 2.0%

ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	$2,745	$2,854,800
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	1,920	2,098,464
Amscan Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	7,760	7,808,578
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,858,150
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	596,750
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,154,562

		$18,371,304

Containers — 1.9%

Ball Corp., Sr. Notes, 5.00%, 3/15/22	$1,165	$1,186,844
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	607,750
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	4,041,675
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	2,290	2,404,500
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16(1)	1,960	2,082,500
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	1,145	1,242,325
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	815	823,150
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	660	688,875
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,190	1,242,062
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,958,300

		$17,277,981

Diversified Financial Services — 3.7%

Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17(1)	$1,110	$1,126,650
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20(1)	555	566,100
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	1,155	1,186,763
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,230	2,319,075
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	4,780	4,887,550
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,696,175
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	1,145	1,180,781
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,375,800
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	640	657,600
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,751,764
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,756,712
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,084,114
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,383,750
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	3,100	3,185,250
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,171,800

		$33,329,884

Diversified Media — 4.1%

Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$14,135	$13,816,962
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	2,703,750
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	2,755	1,102,000
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	1,515	1,668,394

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Media (continued)

Clear Channel Worldwide Holdings, Inc., Sr. Sub. Notes, 7.625%, 3/15/20(1)	$1,850	$1,840,750
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	445	434,988
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,590,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,080	766,800
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	3,009,837
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	1,215	1,242,338
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	854	990,640
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	78	90,675
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,281,525
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	658,500
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,062,450

		$37,259,909

Energy — 10.0%

AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$2,405	$2,465,125
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,072,612
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,278,900
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,274,288
Basic Energy Services, Inc., Sr. Notes, 7.75%, 2/15/19	680	697,000
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	3,185	3,320,362
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	1,660	1,684,900
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	385	429,275
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	812,625
Chaparral Energy, Inc., Sr. Notes, 7.625%, 11/15/22(1)	885	904,913
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	1,445	1,441,388
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	968,625
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,299,222
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,420,400
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,731,613
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	2,325	2,362,781
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	750,400
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	280	313,600
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,370,250
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	3,950	4,152,437
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	2,880	3,070,800
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	556,500
FTS International Services LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	4,000	4,150,000
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	800	848,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,923,750
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	582,188
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	2,445	2,594,756
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	770	798,875
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	912,250
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	3,290	3,429,825
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,769,063
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	119,600
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	2,835	2,962,575
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,703,450
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,309,450
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,047,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,876,400
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,722,200
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,117,769
Samson Investment Co., Sr. Notes, 9.75%, 2/15/20(1)	2,550	2,664,750
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,600,025
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	705,250
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	610	617,625
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,529,662
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	579,150
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	1,515	1,507,425
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	3,160	3,088,900

		$90,374,134

Entertainment / Film — 0.5%

Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	$695	$754,075
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	913,688
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	602,225

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Entertainment / Film (continued)

Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	$2,190	$2,436,375

		$4,706,363

Environmental — 0.4%

Casella Waste Systems, Inc., 11.00%, 7/15/14	$650	$702,000
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	405	400,950
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,035,217

		$3,138,167

Food / Beverage / Tobacco — 1.1%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,006	$1,391,027
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,368,000
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,524,475
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	2,977,975

		$10,261,477

Gaming — 6.1%

Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$5,755	$2,172,512
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	1,680	1,541,400
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,270	1,087,438
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	1,095	1,018,350
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,630	5,913,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	3,695	3,815,087
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,636,250
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	679	667,118
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	879,581
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,383,500
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,194,400
MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	2,985	3,106,266
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	4,355	4,507,425
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	761,600
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,494,225
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,535,625
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,765	2,405,550
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,684,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	5,690	4,025,675
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,267,447
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	2,880	3,189,600
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., Sr. Notes, 8.625%, 4/15/16(1)	745	796,219
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,559,937
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	3,443	1,993,229

		$54,636,484

Health Care — 6.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,390,994
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,349,663
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	591,250
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	1,530	1,583,550
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,730	1,829,475
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	1,435	1,558,769
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,841,337
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	460	470,350
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,339,000
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,399,613
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,200	1,288,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	555	598,013
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,540,200
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,283,625
HCA, Inc., 9.875%, 2/15/17	1,427	1,571,484
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,650,487
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,930	1,999,962

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care (continued)

Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	$1,765	$1,641,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,052,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	977,400
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,170,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,611,925
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,005,575
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22(1)	1,290	1,328,700
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,651,094
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,088,700
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	545	572,250
STHI Holding Corp., Sr. Notes, 8.00%, 3/15/18(1)	1,395	1,492,650
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	585,875
USPI Finance Corp., Sr. Notes, 9.00%, 4/1/20(1)	1,775	1,868,187
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	3,255	3,572,362

		$56,904,440

Homebuilders / Real Estate — 1.0%

CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$2,625	$2,821,875
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	5,470	6,249,475

		$9,071,350

Insurance — 0.3%

Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$1,500	$1,573,125
USI Holdings Corp., Sr. Notes, 4.378%, 11/15/14(1)(2)	785	738,881

		$2,312,006

Leisure — 1.4%

NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18(1)	$1,735	$1,925,850
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	3,053,012
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	116,875
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,837,500
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	576,463
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,453,238
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	698,625
Seven Seas Cruises, S. DE R.L., LLC, Sr. Notes, 9.125%, 5/15/19(1)	2,145	2,203,987
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	700	742,000

		$12,607,550

Metals / Mining — 3.8%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$765	$770,738
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,562,837
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	1,555	1,589,988
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	1,630	1,727,800
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	5,490	5,709,600
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	2,895	3,148,312
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	927,625
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,112,125
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	2,929,337
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	4,420	4,508,400
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	3,790	3,856,325
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	4,194,300
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,347,875

		$34,385,262

Paper — 0.7%

Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$545	$603,587
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	2,200	2,458,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,972,750
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	270	274,050

		$6,308,887

Railroad — 0.1%

Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$834,275

		$834,275

Restaurants — 0.4%

NPC International, Inc., Sr. Notes, 10.50%, 1/15/20(1)	$3,030	$3,348,150

		$3,348,150

Services — 6.9%

Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$930	$954,422
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	520	547,300
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.625%, 3/15/18	2,990	3,274,050
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,817,750

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$4,475	$4,374,313
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	21,550
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	7,020	7,318,350
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	14,818	15,447,529
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	5,130	5,514,750
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	217,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	1,330	1,502,900
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20(1)	1,185	1,273,875
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	585,150
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	3,710	3,997,525
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,501,687
United Rentals North America, Inc., Sr. Notes, 10.875%, 6/15/16	2,770	3,147,413
UR Financing Escrow Corp., Sr. Notes, 7.375%, 5/15/20(1)	4,060	4,273,150
UR Financing Escrow Corp., Sr. Notes, 7.625%, 4/15/22(1)	2,060	2,183,600

		$61,952,314

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,880	$1,955,200
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)(5)	5,225	0

		$1,955,200

Super Retail — 4.7%

Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	$6,260	$6,964,250
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	2,430	2,615,288
HD Supply, Inc., Sr. Notes, 11.00%, 4/15/20(1)	2,990	3,214,250
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	3,885	3,928,706
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,609,450
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,303,275
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	2,525	2,670,187
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	1,175	1,254,324
Michaels Stores, Inc., Sr. Sub. Notes, 13.00%, 11/1/16	526	560,848
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,359,225
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,799,600
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	4,440	4,573,200
Toys “R” Us, Inc., Sr. Notes, 10.75%, 7/15/17	200	221,000

		$42,073,603

Technology — 3.2%

Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$65	$71,988
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	3,038,562
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(3)	5,485	5,464,431
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	717,400
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	938,362
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,404,975
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,010,575
First Data Corp., Sr. Notes, 10.55%, 9/24/15(3)	2,217	2,266,438
Lawson Software, Inc., Sr. Notes, 9.375%, 4/1/19(1)	1,340	1,407,000
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,744,150
Sophia, LP/Sophia Finance, Inc., Sr. Notes, 9.75%, 1/15/19(1)	1,250	1,346,875
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	5,020	5,584,750

		$28,995,506

Telecommunications — 8.6%

American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,203,344
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	5,668,442
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	1,380	1,393,800
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,425,887
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,167,950
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,461,825
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	695,275
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,687,250
Intelsat Bermuda, Ltd., Sr. Notes, 11.25%, 6/15/16	1,415	1,491,056
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,314,975
Intelsat Jackson Holdings, Ltd., Sr. Notes, 9.50%, 6/15/16	1,263	1,318,256
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	4,140	4,284,900
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	1,461	1,526,516
iPCS, Inc., 3.797%, 5/1/14(2)(3)	1,010	969,600

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	$5,820	$5,841,825
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	6,200	6,231,000
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,910	2,837,250
NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	2,465	2,495,813
SBA Telecommunications, Inc., Sr. Notes, 8.00%, 8/15/16	744	800,730
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	550,428
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	8,250	9,105,937
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	1,140	1,134,300
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	4,980	5,316,150
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,567,500
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	4,059	3,415,652
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,634,488

		$77,540,149

Textiles / Apparel — 0.4%

Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,927,446

		$3,927,446

Transportation Ex Air / Rail — 0.5%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,215,000
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,204,388

		$4,419,388

Utilities — 3.3%

AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,536,563
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,613,350
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,385,250
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,081,900
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,320,625
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	2,457,525
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,053,425
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,339,862
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	379,250
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,290,625

		$29,458,375

Total Corporate Bonds & Notes
(identified cost $743,049,022)		$769,384,891

Senior Floating-Rate Interests — 5.4%(6)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,687	$1,721,219

		$1,721,219

Building Materials — 0.5%

Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$3,020	$2,985,893
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,354,859

		$4,340,752

Business Equipment and Services — 0.5%

Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	$4,400	$4,436,665

		$4,436,665

Chemicals and Plastics — 0.9%

EP Energy Corporation, Term Loan, Maturing 4/10/18(7)	$2,000	$2,024,260
Ineos US Finance LLC, Term Loan, Maturing 4/27/15(7)	2,000	2,015,626
Ineos US Finance LLC, Term Loan, Maturing 4/27/18(7)	2,300	2,315,095
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	1,450	1,464,500

		$7,819,481

Consumer Products — 0.8%

AMSCAN Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,842	$3,865,509
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	3,817	3,824,773

		$7,690,282

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Diversified Financial Services — 0.5%

Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,342,838
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	2,400	2,472,000

		$4,814,838

Food / Beverage / Tobacco — 0.4%

Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,375	$3,355,519

		$3,355,519

Gaming — 0.2%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.49%, Maturing 5/16/14	$1,580	$1,469,400

		$1,469,400

Retail-Food and Drug — 0.1%

Claire’s Stores, Inc., Term Loan, Maturing 5/29/14(7)	$1,200	$1,144,498

		$1,144,498

Services — 0.6%

Education Management, LLC, Term Loan, 4.50%, Maturing 6/1/16	$1,992	$1,841,690
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	3,600	3,708,900

		$5,550,590

Technology — 0.2%

First Data Corp., Term Loan, 2.99%, Maturing 9/24/14	$1,596	$1,529,242

		$1,529,242

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	$523	$494,161
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	1,170	1,105,990
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	590	557,465

		$2,157,616

Utilities — 0.3%

Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.74%, Maturing 10/10/14	$5,240	$3,012,224

		$3,012,224

Total Senior Floating-Rate Interests
(identified cost $50,091,384)		$49,042,326

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.4%

Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,248,200

		$3,248,200

Total Convertible Bonds
(identified cost $3,771,613)		$3,248,200

Common Stocks — 2.2%

Security	Shares	Value

Automotive & Auto Parts — 0.1%

Meritor, Inc.(8)	150,000	$976,500

		$976,500

Building Materials — 0.6%

Panolam Holdings Co.(5)(8)(9)	3,117	$5,081,022

		$5,081,022

Chemicals — 0.5%

LyondellBasell Industries NV, Class A	100,000	$4,178,000

		$4,178,000

Consumer Products — 0.0%(10)

HF Holdings, Inc.(5)(8)(9)	13,600	$66,232

		$66,232

Energy — 0.1%

SemGroup Corp.(8)	16,378	$520,820

		$520,820

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.3%

Greektown Superholdings, Inc.(8)	892	$45,938
Las Vegas Sands Corp.	54,500	3,024,205

		$3,070,143

Super Retail — 0.4%

Express, Inc.(8)	75,000	$1,771,500
GNC Holdings, Inc., Class A	57,157	2,232,553

		$4,004,053

Technology — 0.2%

Amkor Technology, Inc.(8)	350,000	$1,809,500

		$1,809,500

Total Common Stocks
(identified cost $15,270,584)		$19,706,270

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Automotive & Auto Parts — 0.2%

Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,076,000

		$2,076,000

Energy — 0.1%

Chesapeake Energy Corp., 4.50%	10,851	$874,591

		$874,591

Total Convertible Preferred Stocks
(identified cost $3,653,850)		$2,950,591

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.3%

GMAC Capital Trust I, 8.125%	129,800	$3,108,710

		$3,108,710

Total Preferred Stocks
(identified cost $3,273,233)		$3,108,710

Miscellaneous — 0.0%(10)

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)

Adelphia, Inc., Escrow Certificate(8)	7,585,000	$56,508
Adelphia, Inc., Escrow Certificate(8)	3,555,000	26,485
Adelphia Recovery Trust(5)(8)	10,758,837	0

		$82,993

Gaming — 0.0%(10)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(9)	5,410	$31,107

		$31,107

Health Care — 0.0%(10)

US Oncology, Inc., Escrow Certificate(8)	705,000	$14,100

		$14,100

Services — 0.0%(10)

NCS Acquisition Corp., Escrow Certificate(5)(8)	2,640,000	$182,028

		$182,028

Total Miscellaneous
(identified cost $9,984,958)		$310,228

Warrants — 0.5%

Security	Shares	Value

Energy — 0.0%(10)

SemGroup Corp., Expires 11/30/14(8)	17,240	$153,005

		$153,005

Food / Beverage / Tobacco — 0.0%(10)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$144,900

		$144,900

Gaming — 0.5%

Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(8)(9)	25,351	$3,759,329

		$3,759,329

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(8)(9)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$4,057,234

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(11)	$38,286	$38,286,429

Total Short-Term Investments
(identified cost $38,286,429)		$38,286,429

Total Investments — 98.9%
(identified cost $867,381,245)		$890,094,879

Other Assets, Less Liabilities — 1.1%		$9,861,439

Net Assets — 100.0%		$899,956,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	- Medium-Term Note

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $359,245,100 or 39.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(8)	Non-income producing security.

(9)	Restricted security (see Note 5).

(10)	Amount is less than 0.05%.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $829,094,816)	$851,808,450
Affiliated investment, at value (identified cost, $38,286,429)	38,286,429
Cash	90,094
Interest and dividends receivable	17,683,722
Interest receivable from affiliated investment	3,191
Receivable for investments sold	6,637,368
Receivable for open swap contracts	903,022
Premium paid on open swap contracts	1,293,264
Miscellaneous receivable	283,605

Total assets	$916,989,145

Liabilities

Payable for investments purchased	$15,809,684
Payable for open swap contracts	412,782
Premium received on open swap contracts	333,412
Payable to affiliates:
Investment adviser fee	374,830
Trustees’ fees	2,925
Accrued expenses	99,194

Total liabilities	$17,032,827

Net Assets applicable to investors’ interest in Portfolio	$899,956,318

Sources of Net Assets

Investors’ capital	$876,752,444
Net unrealized appreciation	23,203,874

Total	$899,956,318

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income	$33,655,872
Dividends (net of foreign taxes, $6,582)	482,418
Interest allocated from affiliated investment	16,642
Expenses allocated from affiliated investment	(2,710)

Total investment income	$34,152,222

Expenses

Investment adviser fee	$2,270,634
Trustees’ fees and expenses	17,924
Custodian fee	129,424
Legal and accounting services	44,471
Miscellaneous	13,148

Total expenses	$2,475,601

Deduct —
Reduction of custodian fee	$23

Total expense reductions	$23

Net expenses	$2,475,578

Net investment income	$31,676,644

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,567,129
Investment transactions allocated from affiliated investment	315
Swap contracts	185,090

Net realized gain	$3,752,534

Change in unrealized appreciation (depreciation) —
Investments	$22,587,532
Swap contracts	919,922

Net change in unrealized appreciation (depreciation)	$23,507,454

Net realized and unrealized gain	$27,259,988

Net increase in net assets from operations	$58,936,632

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$31,676,644	$68,383,991
Net realized gain (loss) from investment transactions, securities sold short and swap contracts	3,752,534	(16,354,565)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	23,507,454	(1,758,985)

Net increase in net assets from operations	$58,936,632	$50,270,441

Capital transactions —
Contributions	$45,429,599	$185,626,627
Withdrawals	(71,407,091)	(221,059,169)

Net decrease in net assets from capital transactions	$(25,977,492)	$(35,432,542)

Net increase in net assets	$32,959,140	$14,837,899

Net Assets

At beginning of period	$866,997,178	$852,159,279

At end of period	$899,956,318	$866,997,178

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.60%	0.64%	0.79%	0.70%	0.63%
Net investment income	7.36	%(2)	7.67%	8.65%	11.34%	9.38%	8.33%
Portfolio Turnover	38	%(3)	78%	79%	72%	48%	81%

Total Return	7.04	%(3)	5.90%	19.52%	38.97%	(29.08)%	6.54%

Net assets, end of period (000’s omitted)	$899,956		$866,997	$852,159	$710,856	$480,061	$872,268

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 54.4%, 19.8%, 18.7% and 3.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $2,270,634 or 0.53% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $334,071,131 and $313,815,796, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,747,550

Gross unrealized appreciation	$52,110,774
Gross unrealized depreciation	(33,763,445)

Net unrealized appreciation	$18,347,329

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$31,107
HF Holdings, Inc.	10/27/09	13,600	730,450	66,232
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,081,022
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	25,351	0	3,759,329
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0	0

Total Restricted Securities			$2,537,916	$8,937,690

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Credit Default Swaps — Sell Protection
								Upfront
			Notional	Receive				Payments	Net Unrealized
	Reference	Credit	Amount**	Annual		Termination	Market	Received	Appreciation
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	(Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$45,544	$32,046	$77,590
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	79,207	86,602	165,809
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	(80,754)	73,840	(6,914)
Citibank NA	Meritor, Inc.	B3/B-	870	5.00	(1)	6/20/17	(119,598)	140,924	21,326
Credit Suisse International	Ford Motor Co.	Ba2/BB+	1,000	5.00	(1)	12/20/16	115,969	(1,870)	114,099
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(42,530)	83,029
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(76,116)	49,443
Deutsche Bank	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	243,535	(98,603)	144,932
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(49,256)	76,303
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	243,535	(73,044)	170,491

							$904,115	$(8,007)	$896,108

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
		Notional	Pay				Upfront	Net
	Reference	Amount	Annual		Termination	Market	Payments	Unrealized
Counterparty	Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	Depreciation

Deutsche Bank	Markit CDX North America High Yield Index	$20,000	5.00	%(1)	6/20/17	$545,977	$(951,845)	$(405,868)

						$545,977	$(951,845)	$(405,868)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $14,265,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $412,782.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $903,022, with the highest amount from any one counterparty being $277,404. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $284,318 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$1,650,444	(1)	$(200,352	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Credit default swap contracts	$185,090 (1)	$919,922 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $41,659,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$767,391,662	$1,993,229	$769,384,891
Senior Floating-Rate Interests	—	49,042,326	—	49,042,326
Convertible Bonds	—	3,248,200	—	3,248,200
Common Stocks	14,513,078	45,938	5,147,254	19,706,270
Convertible Preferred Stocks	2,950,591	—	—	2,950,591
Preferred Stocks	3,108,710	—	—	3,108,710
Miscellaneous	—	128,200	182,028	310,228
Warrants	—	297,905	3,759,329	4,057,234
Short-Term Investments	—	38,286,429	—	38,286,429

Total Investments	$20,572,379	$858,440,660	$11,081,840	$890,094,879

Credit Default Swaps	$—	$1,650,444	$—	$1,650,444

Total	$20,572,379	$860,091,104	$11,081,840	$891,745,323

Liability Description

Credit Default Swaps	$—	$(200,352)	$—	$(200,352)

Total	$—	$(200,352)	$—	$(200,352)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Corporate	Investments
	Bonds &	in Common	Investments	Investments
	Notes	Stocks	in Miscellaneous	in Warrants	Total

Balance as of October 31, 2011	$2,176,783	$9,929,384	$182,028	$2,307,466	$14,595,661
Realized gains (losses)	4,612	8,779,712	—	—	8,784,324
Change in net unrealized appreciation (depreciation)*	150,923	(3,538,595)	(64,553)	1,451,863	(2,000,362)
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	(337,089)	(10,023,247)	—	—	(10,360,336)
Accrued discount (premium)	(2,000)	—	—	—	(2,000)
Transfers to Level 3**	—	—	64,553	—	64,553
Transfers from Level 3**	—	—	—	—	—

Balance as of April 30, 2012	$1,993,229	$5,147,254	$182,028	$3,759,329	$11,081,840

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$10,086	$2,418,979	$(64,553)	$1,451,863	$3,816,375

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
High Income Opportunities Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/12	HISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 13, 2012

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 13, 2012